Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) applicable to interim financial reporting. These financial statements include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of the Group’s financial position, results of operations, and cash flows for the interim periods presented.

The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the full fiscal year ending December 31, 2026. These unaudited condensed consolidated financial statements should be read in conjunction with the Group’s audited consolidated financial statements as of and for the year ended December 31, 2025.

These unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Significant estimates and judgments include, but are not limited to, revenue recognition, allowance for credit losses against financial assets, accounting for operating lease right-of-use assets and operating lease liabilities, and income taxes.. Actual results could differ from the estimates, and as such, differences could be material to these unaudited condensed consolidated financial statements.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Cash and cash equvalents	Cash and cash equvalents Cash and cash equivalents include cash on hand and demand deposits, as well as short-term, highly liquid investments with original maturities of three months or less.
Accounts receivable, net

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. Customers who owed accounts receivables, are granted credit terms based on their credit metrics. The Group adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”) on its accounts receivable, starting from the incorporation date of Uni-Fuels as of October 12, 2021, and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “general and administrative” in these unaudited condensed consolidated statements of income and comprehensive income. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Under this accounting guidance, the Group measures credit losses on its accounts receivable using the current credit loss model under ASC 326. As of June 30, 2026 and December 31, 2025, the Company provided allowance for credit losses of $10,423 and $10,423, respectively.

Prepayments and other assets, net

Prepayments and other assets, net

Prepayments and other assets are comprised of other receivables and prepaid expenses, including rental deposit, interest receivables and prepaid office supplies. Since the incorporation of Uni-Fuels on October 12, 2021, the Group adopted ASC Topic 326 on its other receivables. The new credit loss guidance replaces the old model for measuring the allowance for credit losses with a model that is based on the expected losses. Under this accounting guidance, the Group measures credit losses on its prepayment and other assets using the current credit loss model under ASC 326. As of June 30, 2026 and December 31, 2025, the balance of allowance for credit loss against prepayments and other assets was $1,725 and $1,725, respectively.

Leases

Leases

Since the incorporation of Uni-Fuels on October 12, 2021, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group is a lessee of non-cancellable operating leases for corporate office premises. The Group determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Group are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities on the Group’s unaudited condensed consolidated balance sheets.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Leases (Continued)

ROU assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date.

The lease standard (ASC 842) provides practical expedients for an entity’s ongoing accounting. The Group elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Group also elects to adopt the practical expedient that allows lessee to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include building management fees, utility expenses and property taxes included and payable in the lease contract. These non-lease components are not separated from the lease components to which they relate.

The Group evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. For the six months ended June 30, 2026 and 2025, the Group did not recognize any impairment loss against its ROU assets.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statements of income and comprehensive income under other income or expenses.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews long-lived assets, including property and equipment and ROU assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the six months ended June 30, 2026 and 2025, no impairment of long-lived assets was recognized.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the offering and that will charge to shareholders’ equity upon the completion of the offering. As of June 30, 2026 and December 31, 2025, the Group had deferred offering costs of $13,810 and $Nil, respectively.

Revenue recognition

Revenue recognition

The Group follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised goods or services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

The Group’s principal revenue streams include:

Sales of marine fuels

The Group enters into a distinct agreement with its customer, through an order confirmation, to sell marine fuels in exchange for sales proceeds. The Group’s promise to sell marine fuels to its customer is considered distinct and is identified as one performance obligation. The Group charges its customer sales proceed at a fixed amount, which is explicitly stated in the contract through order confirmation and is based on the volume of marine fuels supplied to the customer.

Customer does not simultaneously receive and consume the benefits provided by the Group prior to the delivery of marine fuels. No other services are provided by the Group, and benefits are only realized upon receiving marine fuels. Before the delivery of marine fuels, no assets are created nor is there an enforceable right to payment for completed performance by the Group, as evidenced by the order confirmation. Sales income does not qualify to be recognized over time but is recognized at a point in time.

Customer’s obligation to make payment upon fuels delivery and physical possession of marine fuels indicates control over the assets is transferred to customer upon delivery. Furthermore, upon delivery, customer takes on the risks and rewards associated with ownership of the marine fuels and is ready to derive benefits from the assets. Consequently, revenue from the sales of marine fuels is recognized at a point in time when the transaction and the Group’s performance obligation is completed, as evidenced by the delivery of marine fuels.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified goods or services to be provided to the customer

Step 2: Assess whether it controls each specified good or service before that good or service is transferred to the customer

Under the order confirmation, the Group is solely responsible for the sales of marine fuels it committed to by providing marine fuels with the required grades set out in the agreements with the customers, procuring the relevant supplier, and supplying the required fuels at the designated ports and time, while ensuring the specifications of the marine fuels sold are met to fulfill the promise in the order confirmation. The Group controls the whole process and has an obligation to procure the fulfillment of the conditions. Moreover, the Group controls who the marine fuels may be sold to and has full authority in negotiating and determining the commercial terms with both customers and suppliers on each trade without the consent from other parties. The Group also considers elements of inventory risk that it assumes when assessing whether it controls the marine fuels before they are transferred to the customers.

Accordingly, the Group holds the sole primary responsibility for fulfilling the performance obligation and has full discretion over setting prices with its customer in the sales of marine fuels. As the principal in the contract, the Group recognizes revenue at the gross amount to which it is entitled from its customer.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Freight services

The Group arranges transportation services for customers through third-party freight service providers for the carriage of petroleum products between specified load and discharge ports. Revenue from freight services is recognized in accordance with ASC 606.

The transportation service represents a single performance obligation satisfied over time, as the customer simultaneously receives and consumes the benefits provided as the carriage progresses. Freight revenue is recognized over the transit period based on an output method measuring elapsed voyage time from the load port to the discharge port relative to the total estimated voyage time, which faithfully depicts the transfer of control.

The Group evaluates whether it acts as a principal or an agent in its freight service arrangements. The Group acts as a principal as it controls the specified transportation service before it is transferred to the customer. Control is demonstrated as the Group is primarily responsible for fulfilling the promise to provide the transportation service, retains discretion in establishing pricing with the customer, and assumes credit risk. As the principal in the contract, the Group recognizes revenue at the gross amount to which it is entitled from its customer.

Payments received in advance of performance are recorded as contract liabilities. Unbilled revenue earned during the transportation period is recognized as contract assets or accounts receivable, as appropriate. Adjustments resulting from final settlement of voyage uncertainties are recorded in revenue in the period in which the estimates are updated.

Brokerage commissions

The Group enters into arrangements with its customer by referring marine companies for the sales of marine fuels in exchange for a brokerage commission. These brokerage services that the Group promises to refer marine companies to its customer are considered distinct and constitute a single performance obligation. The commission earned from the brokerage services is fixed and determined at a fixed rate against the volume of marine fuels supplied by its customer to marine companies referred.

Customer does not simultaneously receive and consume the benefits provided by the Group prior to the completion of the transaction. Before the completion of the transaction, no assets are created, nor is there an enforceable right to payment for completed performance by the Group. Brokerage commissions do not qualify to be recognized over time. Revenue from brokerage services is recognized at a point in time, specifically when the transaction is completed and evidenced by the delivery of marine fuels from its customer to marine companies.

The Group follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified goods or services to be provided to the customer

Step 2: Assess whether it controls each specified good or service before that service is transferred to the customer

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Sources of revenues

Both sales of marine fuels and brokerage commissions were recognized at a point in time for the six months ended June 30, 2026 and 2025.

The Group carried out all its business activities and major operations in Singapore and Dubai. Disaggregated information of revenues by geographic locations, which is based on the locations at which the marine fuels are delivered to the customers is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Geographic locations
Sales of marine fuels
China	$14,639,419	$12,246,493
Hong Kong	9,032,636	4,848,622
India	6,178,711	2,195,527
Indonesia	1,654,029	3,736,430
Malaysia	43,133,687	34,809,981
Singapore	79,273,150	37,952,471
South Korea	6,808,583	5,129,136
Thailand	5,712,216	940,775
Vietnam	24,639	419,695
Spain	1,112,973	4,241,686
UAE	2,771,442	3,302,712
Sri Lanka	5,084,222	351,511
Taiwan	7,975,707	319,250
Australia	4,016,293	173,706
Malta	1,867,620	-
Brazil	1,293,748	408,174
Mozambique	1,067,883	-
Others	5,007,997	3,542,643
Subtotal	$196,654,955	$114,618,812

Brokerage commissions
Singapore	$7,800	$1,973
Subtotal	$7,800	$1,973

Freight services
Singapore	447,000	-
Subtotal	447,000	-

Total	$197,109,755	$114,620,785

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities

The Group classifies its right to consideration in exchange for goods or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its unaudited condensed consolidated balance sheets when it transfers the goods or performs services in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred the goods or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. As of June 30, 2026 and December 31, 2025, the Group did not have any contract assets.

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements. As of June 30, 2026 and December 31, 2025, the Group did not have any contract liabilities.

Cost of revenues	Cost of revenues Cost of revenue primarily consists of the cost of marine fuels and commission fees incurred during the sales and distribution of marine fuels.
Employee benefit plan

Employee benefit plan

Employees of the Group located in Singapore participate in a compulsory retirement benefit scheme, as mandated by local laws. Contributions to this scheme are made by both the Group and its employees, based on certain percentages of the employees’ relevant salary income, which varies by age bracket. These contributions are subject to a monthly income cap, which was SG$7,400 (equivalent to $5,801) from January 1, 2025, increased to SG$8,000 (equivalent to $6,272) effective from January 1, 2026. For the six months ended June 30, 2026 and 2025, the total amounts charged to the unaudited condensed consolidated statements of income and comprehensive income for the Group’s contributions were $120,343 and $75,957, respectively.

Borrowing costs	Borrowing costs All borrowing costs are recognized as interest expense in the unaudited condensed consolidated statements of income and comprehensive income in the period in which they are incurred.
Income taxes

Income taxes

The Group accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted as of the balance sheet date.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited condensed consolidated financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not have any significant uncertain tax positions nor interest and penalty associated with tax positions as of June 30, 2026 and December 31, 2025.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. For the six months ended June 30, 2026 and 2025, the Group recognized other comprehensive loss of $370 and other comprehensive income of $147, respectively.

Earnings per share

Earnings per share

Earnings per share is calculated in accordance with ASC 260, Earnings Per Share. Basic earnings per share is computed by dividing net income attributable to each class of ordinary shareholders by the weighted average number of shares of that particular class outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to each class of ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares of that class, if any, by the weighted average number of that particular class of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of one class of ordinary shares to another in accordance with the Memorandum and Articles of Association of the Company. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. Basic and diluted earnings per ordinary share are presented in the Group’s unaudited condensed consolidated statements of income and comprehensive income.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Earnings per share (continued)

As of June 30, 2026 and December 31, 2025, each Class B ordinary share could be converted any time at the holder’s option into one Class A ordinary share whilst Class A ordinary shares could not be converted into Class B ordinary shares. In addition, holders of both Class A and Class B ordinary shares were entitled to receive dividends paid by the Company at the same rate and had equal rights to the surplus assets of the Company upon its liquidation, as stipulated in the Company’s Memorandum and Articles of Association. These shares ranked pari passu in all other respects. Basic and diluted earnings per share are calculated by referring to the rights and characteristics of these two classes of ordinary shares respectively.

Translation of foreign currencies

Translation of foreign currencies

The Group’s principal place of operations is Singapore. The financial position and results of its operations are determined using the U.S. Dollars (“US$” or “$”), as the functional currency. The Company’s unaudited condensed consolidated financial statements are presented in US$.

Foreign currency transaction gains and losses are recognized upon settlement of foreign currency transactions. In addition, for unsettled foreign currency transactions, foreign currency transaction gains and losses are recognized for changes between the transaction exchange rates and month-end exchange rates. Foreign currency transaction gains and losses are included in other expense (income) in the unaudited condensed consolidated statements of income and comprehensive income in the period incurred.

For subsidiaries whose functional currency is not in US$, assets and liabilities are translated into US$ at period-end exchange rates, and revenues and expenses are translated at weighted-average exchange rates for the period. Foreign currency translation adjustments arising from the consolidation of these foreign operations are recognized in other comprehensive income (loss) and accumulated as a separate component of equity within accumulated other comprehensive income (loss).

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of June 30, 2026 and December 31, 2025, financial instruments of the Group comprised primarily cash and cash equivalents, accounts receivable, other assets, short-term bank loans, accounts payable, accrued expenses and other liabilities. The Group concludes that the carrying amounts of these financial instruments approximate their fair values because of the short-term nature of these instruments.

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

2. Summary of Significant Accounting Policies (Continued)

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

Recent accounting pronouncements

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands reportable segment disclosure requirements, primarily by requiring disclosures of significant segment expenses on an annual and interim basis. The adoption of ASU 2023-07 did not have a material impact on the Group’s condensed consolidated financial statements or footnote disclosures for the six months ended June 30, 2026.

In December 2023, the FASB issued ASU 2023-09, which requires enhanced rate reconciliation disclosures and expanded disclosures on income taxes paid. The Group adopted ASU 2023-09 effective January 1, 2026. As the standard’s primary disclosure requirements (such as the disaggregated tax rate reconciliation) apply to annual reporting periods, the adoption had no material impact on the condensed consolidated financial statements for the six-month period ended June 30, 2026. The expanded disclosures will be included in the Group’s annual consolidated financial statements for the year ending December 31, 2026.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (ASU 2025-01), which clarifies the effective date of ASU 2024-03. ASU 2025-01 is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Group’s management does not believe the adoption of ASU 2025-01 will have a material impact on its consolidated financial statements and disclosures.